CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2017
Disclosure of cash and cash equivalents [Abstract]
Disclosure of restricted cash and cash equivalents [text block]
NOTE 4. CASH AND CASH EQUIVALENTS

For purposes of the consolidated statement of cash flow and the consolidated statement of financial position, the following assets are considered as cash and cash equivalents:

	December 31, 2017	December 31, 2016
In millions of COP
Cash and balances at central bank
Cash	5,099,252	5,501,532
Due from central banks (1)	6,567,030	5,503,911
Due from other private financial entities	3,541,644	4,908,886
Checks on hold	141,370	102,525
Remittances of domestic negotiated checks in transit	173,827	200,053
Total cash and due from banks	15,523,123	16,216,907
Money market transactions:
Interbank assets	1,761,460	1,606,506
Reverse repurchase agreements and other similar secured loans	881,061	2,636,832
Total money market transactions:	2,642,521	4,243,338
Total cash and cash equivalents	18,165,644	20,460,245

(1)        According to External Resolution Number 005 of 2008 issued by the Colombian Central Bank, the Parent Company must maintain the equivalent of 4.50% of its customer’s deposits with a maturity term less than 18 months as a legal banking reserve, represented in deposits at the Central Bank or as cash in hand. In addition, according to Resolusion Number 177 of 2002 issued by the Guatemalian Monetary Board, Grupo Agromercantil Holding trhough its subsidiaria Banco Agromercantil de Guatemala must maintain the equivalent of 14.60% of its customer’s deposits dayly balances as a legal banking reserve, represented in unrestricted deposits at the Bank of Guatemala. For its part, according to the norm of the banks Number 3-06 of 2000 issued by the Financial System Superintendency of El Salvador, Banco Agrícola must mantain an equivalent amount between 1.00% and 25.00% of its deposits and debt securities in issue average dayly balances as a liquidity reserve, represented in unrestricted deposits or debt securities issued by El Salvador Central Bank. Finally, according to Agreement 004 of 2008 issued by the Banks Superintendency of Panama, Bancolombia Panamá S.A. and Banistmo S.A., must mantain the equivalent of 30.00% of their deposits with a maturity term less than 180 days as a liquidity reserve, represented in liquid assets as deposit accounts, interbank borrowings, sovereign bonds, among others.

As of December 31, 2017 and 2016, there is restricted cash amounting to COP 192,036 and COP 171,561, respectively, included in other assets on the statement of financial position, which represents margin deposits pledged as collateral for derivative contracts traded through clearing houses.

As of December 31, 2017, cash and cash equivalents held by FiduPerú S.A. Sociedad Fiduciaria, Arrendamiento Operativo CIB S.A.C and Capital Investment SAFI S.A. amounting to COP 12,951, COP 6,092 and COP 29, respectively, were classified as assets held for sale. For further information see Note 12. Assets held for sale and inventories.